Schedule of financial assets and financial liabilities (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Sep. 26, 2025
IfrsStatementLineItems [Line Items]
Cash	$ 47,849,067	$ 91,234,090
Client Cash Deposits	1,501,724	5,615,054
Other financial assets	21,978,866
Digital assets, digital assets loaned, and digital assets staked	587,744,739	515,586,931
Equity investments	95,885,076	131,982,050
Public investments	106,857	272,520
Private investments	25,541,805	29,372,628
Investment in Smart Crypto Fund	10,000,373
Accounts payable and accrued liabilities	(7,421,057)	(9,270,110)
Loan payable	(809,336)	(2,611,009)
Lease liability		(3,102,188)
Warrant liability	(3,325,342)	(13,599,316)	$ (4,123,753)
Trading liabilities	(14,710,186)	(24,122,640)
ETP holders payable	(643,670,432)	(622,304,667)
Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Cash	47,849,067	91,234,090
Client Cash Deposits	1,501,724	5,615,054
Other financial assets	2,018,060
Digital assets, digital assets loaned, and digital assets staked
Equity investments
Public investments
Private investments
Investment in Smart Crypto Fund
Accounts payable and accrued liabilities	(7,421,057)	(9,270,110)
Loan payable	(809,336)	(2,611,009)
Lease liability		(3,102,188)
Warrant liability
Trading liabilities
ETP holders payable
Financial assets at fair value, class [member]
IfrsStatementLineItems [Line Items]
Cash
Client Cash Deposits
Other financial assets	19,960,806
Digital assets, digital assets loaned, and digital assets staked	587,744,739	515,586,931
Equity investments	95,885,076	131,982,050
Public investments	106,857	272,520
Private investments	25,541,805	29,372,628
Investment in Smart Crypto Fund	10,000,373
Accounts payable and accrued liabilities
Loan payable
Lease liability
Warrant liability	(3,325,342)	(13,599,316)
Trading liabilities	(14,710,186)	(24,122,640)
ETP holders payable	$ (643,670,432)	$ (622,304,667)